UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number:  28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Rettie
Title:    Chief Accounting Officer
Phone:    (212) 396-8742


Signature, Place and Date of Signing:


   /s/ Robert Rettie           New York, New York            May 13, 2008
-----------------------     ------------------------     --------------------
      [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        93

Form 13F Information Table Value Total:  $366,086
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number       Name
--------------------       ----------------------------------
  28-12869                   Tiedemann/Falconer Partners L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL7          COLUMN 8

                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS     SOLE    SHARED  NONE
99 CENTS ONLY STORES                COM        65440K106   13,599   1,375,000  SH            SOLE      NONE   1,375,000
ALLIANCE DATA SYSTEMS CORP          COM        018581108      777      16,350  SH            SOLE      NONE      16,350
AMERICAN FINL RLTY TR               COM        02607P305    9,397   1,183,484  SH            SOLE      NONE   1,183,484
ANSOFT CORP                         COM        036384105    1,700      55,700  SH            SOLE      NONE      55,700
APEX SILVER MINES LTD         NOTE 4.000% 9/1  03760XAD3      381     500,000  PRN           SOLE      NONE     500,000
ASE TEST LTD                        ORD        Y02516105    5,560     382,127  SH            SOLE      NONE     382,127
AXCELIS TECHNOLOGIES INC            COM        054540109    2,301     410,969  SH            SOLE      NONE     410,969
BCE INC                           COM NEW      05534B760    3,744     110,600  SH            SOLE      NONE     110,600
BEA SYS INC                         COM        073325102    7,076     369,508  SH            SOLE      NONE     369,508
BEAR STEARNS COS INC                COM        073902108      806      76,877  SH            SOLE      NONE      76,877
BIG LOTS INC                        COM        089302103   23,415   1,050,000  SH            SOLE      NONE   1,050,000
CAPITAL ONE FINL CORP               COM        14040H105      738      15,000  SH   PUT      SOLE      NONE      15,000
CARNIVAL CORP                    PAIRED CTF    143658300      405      10,000  SH   PUT      SOLE      NONE      10,000
CEC ENTMT INC                       COM        125137109    4,621     160,000  SH            SOLE      NONE     160,000
CENTENNIAL COMMUNCTNS CORP N      CL A NEW     15133V208      296      50,000  SH            SOLE      NONE      50,000
CHARLOTTE RUSSE HLDG INC            COM        161048103   19,074   1,100,000  SH            SOLE      NONE   1,100,000
CHC HELICOPTER CORP             CL A SUB VTG   12541C203    3,640     122,900  SH            SOLE      NONE     122,900
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109      750      10,000  SH            SOLE      NONE      10,000
CLEAR CHANNEL COMMUNICATIONS        COM        184502102    4,298     147,091  SH            SOLE      NONE     147,091
CLEAR CHANNEL COMMUNICATIONS        COM        184502102      584      20,000  SH   CALL     SOLE      NONE      20,000
CLEAR CHANNEL COMMUNICATIONS        COM        184502102      584      20,000  SH   PUT      SOLE      NONE      20,000
COLDWATER CREEK INC                 COM        193068103    7,701   1,525,000  SH            SOLE      NONE   1,525,000
COMMERCE BANCORP INC NJ             COM        200519106    1,174      32,692  SH            SOLE      NONE      32,692
COUNTRYWIDE FINANCIAL CORP          COM        222372104       55      10,000  SH   CALL     SOLE      NONE      10,000
CREE INC                            COM        225447101      280      10,000  SH   CALL     SOLE      NONE      10,000
CSK AUTO CORP                       COM        125965103    4,275     459,177  SH            SOLE      NONE     459,177
CURRENCYSHS JAPANESE YEN TR     JAPANESE YEN   23130A102    1,002      10,000  SH            SOLE      NONE      10,000
DIEBOLD INC                         COM        253651103    3,787     100,858  SH            SOLE      NONE     100,858
E TRADE FINANCIAL CORP              COM        269246104       90      23,225  SH            SOLE      NONE      23,225
ENCORE ACQUISITION CO               COM        29255W100      604      15,000  SH            SOLE      NONE      15,000
ENCORE ACQUISITION CO               COM        29255W100      282       7,000  SH   PUT      SOLE      NONE       7,000
FEDERAL NATL MTG ASSN               COM        313586109      263      10,000  SH   PUT      SOLE      NONE      10,000
FREEPORT-MCMORAN COPPER & GO        COM        35671D857      289       3,000  SH            SOLE      NONE       3,000
GARMIN LTD                          ORD        G37260109   17,419     322,523  SH            SOLE      NONE     322,523
GENERAL ELECTRIC CO                 COM        369604103   44,412   1,200,000  SH   PUT      SOLE      NONE   1,200,000
GENERAL MTRS CORP                   COM        370442105      191      10,000  SH   PUT      SOLE      NONE      10,000
GRANT PRIDECO INC                   COM        38821G101    6,534     132,747  SH            SOLE      NONE     132,747
HSBC HLDGS PLC                  SPON ADR NEW   404280406      823      10,000  SH   PUT      SOLE      NONE      10,000
HUNTSMAN CORP                       COM        447011107    5,473     232,389  SH            SOLE      NONE     232,389
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR   456788108      358      10,000  SH            SOLE      NONE      10,000
INVERNESS MED INNOVATIONS IN        COM        46126P106    2,050      68,100  SH            SOLE      NONE      68,100
BARCLAYS BANK PLC              ETN IPTH LVSTK  06739H743      281       7,000  SH            SOLE      NONE       7,000
ISHARES TR                      RUSSELL 2000   464287655    2,049      30,000  SH   PUT      SOLE      NONE      30,000
JPMORGAN CHASE & CO                 COM        46625H100      730      17,000  SH            SOLE      NONE      17,000
KINROSS GOLD CORP                COM NO PAR    496902404      669      30,000  SH            SOLE      NONE      30,000
KODIAK OIL & GAS CORP               COM        50015Q100      209     125,000  SH            SOLE      NONE     125,000
LAS VEGAS SANDS CORP                COM        517834107      736      10,000  SH   PUT      SOLE      NONE      10,000
LEAP WIRELESS INTL INC            COM NEW      521863308      466      10,000  SH            SOLE      NONE      10,000
LENNAR CORP                         CL A       526057104      564      30,000  SH   PUT      SOLE      NONE      30,000
LIMITED BRANDS INC                  COM        532716107   22,230   1,300,000  SH            SOLE      NONE   1,300,000
LULULEMON ATHLETICA INC             COM        550021109      426      15,000  SH   PUT      SOLE      NONE      15,000
MATRIA HEALTHCARE INC             COM NEW      576817209    3,066     137,486  SH            SOLE      NONE     137,486
MIDWAY GAMES INC              NOTE 6.000% 9/3  598148AB0    1,810   2,200,000  PRN           SOLE      NONE   2,200,000
NAVTEQ CORP                         COM        63936L100    2,795      41,100  SH            SOLE      NONE      41,100
NEXEN INC                           COM        65334H102      323      10,900  SH            SOLE      NONE      10,900
NEXEN INC                           COM        65334H102      296      10,000  SH   CALL     SOLE      NONE      10,000
NOBLE CORPORATION                   SHS        G65422100      745      15,000  SH            SOLE      NONE      15,000
NOBLE CORPORATION                   SHS        G65422100      248       5,000  SH   CALL     SOLE      NONE       5,000
NYMEX HOLDINGS INC                  COM        62948N104    7,711      85,077  SH            SOLE      NONE      85,077
PENN NATL GAMING INC                COM        707569109      656      15,000  SH   CALL     SOLE      NONE      15,000
PENNSYLVANIA RL ESTATE INVT      SH BEN INT    709102107      244      10,000  SH   PUT      SOLE      NONE      10,000
PERFORMANCE FOOD GROUP CO           COM        713755106    2,928      89,581  SH            SOLE      NONE      89,581
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD  73936B408      255       7,000  SH            SOLE      NONE       7,000
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD  73936B408      729      20,000  SH   CALL     SOLE      NONE      20,000
PRIDE INTL INC DEL            NOTE 3.250% 5/0  74153QAD4      681     500,000  PRN           SOLE      NONE     500,000
PROSHARES TR                   ULTRA XIN CH25  74347R321      466       5,000  SH            SOLE      NONE       5,000
QUICKSILVER RESOURCES INC           COM        74837R104      365      10,000  SH            SOLE      NONE      10,000
RETAIL HOLDRS TR                  DEP RCPT     76127U101    1,834      20,000  SH   PUT      SOLE      NONE      20,000
RIO TINTO PLC                  SPONSORED ADR   767204100    1,580       3,837  SH            SOLE      NONE       3,837
SPDR TR                          UNIT SER 1    78462F103   18,476     140,000  SH            SOLE      NONE     140,000
SEMTECH CORP                        COM        816850101    8,598     600,000  SH            SOLE      NONE     600,000
SIRIUS SATELLITE RADIO INC          COM        82966U103      143      50,000  SH            SOLE      NONE      50,000
SPRINT NEXTEL CORP               COM SER 1     852061100      151      22,500  SH            SOLE      NONE      22,500
SPRINT NEXTEL CORP               COM SER 1     852061100      167      25,000  SH   CALL     SOLE      NONE      25,000
TAKE-TWO INTERACTIVE SOFTWAR        COM        874054109   10,170     398,506  SH            SOLE      NONE     398,506
TASER INTL INC                      COM        87651B104      423      45,000  SH            SOLE      NONE      45,000
TESORO CORP                         COM        881609101      600      20,000  SH   CALL     SOLE      NONE      20,000
TETRA TECHNOLOGIES INC DEL          COM        88162F105      238      15,000  SH            SOLE      NONE      15,000
TORONTO DOMINION BK ONT           COM NEW      891160509    3,019      49,204  SH            SOLE      NONE      49,204
TRANE INC                           COM        892893108    4,178      91,021  SH            SOLE      NONE      91,021
TURBOCHEF TECHNOLOGIES INC        COM NEW      900006206    8,505   1,304,400  SH            SOLE      NONE   1,304,400
TYSON FOODS INC                     CL A       902494103      798      50,000  SH   PUT      SOLE      NONE      50,000
UAP HLDG CORP                       COM        903441103    3,464      90,352  SH            SOLE      NONE      90,352
UNDER ARMOUR INC                    CL A       904311107   10,980     300,000  SH   PUT      SOLE      NONE     300,000
UNITED STATES OIL FUND LP          UNITS       91232N108    4,068      50,000  SH   PUT      SOLE      NONE      50,000
U S G CORP                        COM NEW      903293405      552      15,000  SH   PUT      SOLE      NONE      15,000
WASHINGTON MUT INC                  COM        939322103      103      10,000  SH   PUT      SOLE      NONE      10,000
WELLS FARGO & CO NEW                COM        949746101      291      10,000  SH   PUT      SOLE      NONE      10,000
XM SATELLITE RADIO HLDGS INC        CL A       983759101    2,321     199,757  SH            SOLE      NONE     199,757
XYRATEX LTD                         COM        G98268108    6,771     377,400  SH            SOLE      NONE     377,400
YAHOO INC                           COM        984332106   10,215     353,082  SH            SOLE      NONE     353,082
ZALE CORP NEW                       COM        988858106   15,808     800,000  SH            SOLE      NONE     800,000
ZILOG INC                      COM PAR $0.01   989524301      147      41,920  SH            SOLE      NONE      41,920
                                                          366,086





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